NET PROFIT (LOSS) PER SHARE (Details)	9 Months Ended			12 Months Ended
	Sep. 30, 2024 ₪ / shares $ / shares shares	Sep. 30, 2024 $ / shares shares	Sep. 30, 2023 shares	Dec. 31, 2023 ₪ / shares shares	Dec. 31, 2022 $ / shares shares	Nov. 22, 2024 ₪ / shares	Jun. 30, 2024 shares	Dec. 31, 2023 USD ($) $ / shares shares
Net Profit (Loss) Per Share [Line Items]
Ordinary shares exercise price | (per share)	$ 0.0009	$ 0.0009		₪ 0.0001	$ 0.0009	₪ 0.0009		$ 0.0009
Ordinary shares exercise price | (per share)	$ 0.0063	$ 0.027
Weighted average shares	133	133	14,652	111,726	111,686
Pre-Funded Options [Member]
Net Profit (Loss) Per Share [Line Items]
Ordinary shares exercise price | (per share)				₪ 0.0226				$ 0.0226
Weighted average shares				14,652	14,652
MORINGA ACQUISITION CORP [Member]
Net Profit (Loss) Per Share [Line Items]
Exercise of warrant							5,940,000
Warrants, issued				5,940,000
MORINGA ACQUISITION CORP [Member] | Private Warrants [Member]
Net Profit (Loss) Per Share [Line Items]
Exercise of warrant							190,000
MORINGA ACQUISITION CORP [Member] | Public Warrants [Member]
Net Profit (Loss) Per Share [Line Items]
Exercise of warrant							5,750,000
MORINGA ACQUISITION CORP [Member] | Private Warrants [Member]
Net Profit (Loss) Per Share [Line Items]
Warrants, issued				190,000
MORINGA ACQUISITION CORP [Member] | Public Warrants [Member]
Net Profit (Loss) Per Share [Line Items]
Warrants, issued				5,750,000
Second, Third, Forth and Fifth Promissory Notes [Member] | MORINGA ACQUISITION CORP [Member]
Net Profit (Loss) Per Share [Line Items]
Exercise of warrant							1,500,000
Second, Third, Forth and Fifth Promissory Notes [Member] | MORINGA ACQUISITION CORP [Member] | Private Warrants [Member]
Net Profit (Loss) Per Share [Line Items]
Exercise of warrant							1,500,000	1,500,000,000
Promissory notes (in Dollars) | $								$ 1,500,000